Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Preference shares [member]	Number of common shares [member]	Stated share capital [member]	Contributed surplus [member]	Total capital [member]	Retained earnings [member]	Retained earnings [member] Preference shares [member]	Retained earnings [member] Number of common shares [member]	Unrecognized loss on financial instruments [member]	Foreign currency translation adjustments [member]	Total accumulated other comprehensive loss AOCL [member]
Balance at Dec. 31, 2019	$ 9,560			$ 3,576	$ 1,801	$ 5,377	$ 4,965			$ (3)	$ (779)	$ (782)
Statement [LineItems]
Net earnings	319						319
Dividends declared		$ (1)	$ (376)					$ (1)	$ (376)
Other comprehensive income (loss)	(227)						19			(29)	(217)	(246)
Shares issued under Dividend Reinvestment Plan ("DRIP")	12			12		12
Total comprehensive income (loss)	92						338			(29)	(217)	(246)
Repurchases of common shares	0			2		2	(2)
Stock compensation plans	22			96	(74)	22
Balance at Jun. 30, 2020	9,309			3,686	1,727	5,413	4,924			(32)	(996)	(1,028)
Balance at Dec. 31, 2020	9,980			3,719	1,739	5,458	5,211			(8)	(681)	(689)
Statement [LineItems]
Net earnings	6,104						6,104
Dividends declared		$ (1)	$ (400)					$ (1)	$ (400)
Other comprehensive income (loss)	50						96			19	(65)	(46)
Shares issued under Dividend Reinvestment Plan ("DRIP")	12			12		12
Total comprehensive income (loss)	6,154						6,200			19	(65)	(46)
Stock compensation plans	32			84	(52)	32
Balance at Jun. 30, 2021	$ 15,777			$ 3,815	$ 1,687	$ 5,502	$ 11,010			$ 11	$ (746)	$ (735)